Going Concern Matters and Liquidity (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 18, 2018	Jul. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Going Concern Matters and Liquidity (Textual)
Working capital deficit					$ 1,883,656		$ 2,102,923
Accumulated deficit			$ (7,096,587)		(7,096,587)		(4,705,230)	$ (2,124,219)
Net loss			(1,110,249)	$ (561,304)	(2,391,357)	$ (1,038,425)	(2,581,011)	(1,376,406)
Net cash used by operating activities					(1,222,947)	(809,636)	(1,619,269)	(756,339)
Net cash used in investing activities					(201)	(7,046)	(16,147)	(12,611)
Net cash provided by financing activities					1,211,369	777,104	1,626,706	797,887
Proceeds from sale of common stock					$ 645,503	520,000	848,639	374,000
Sale of common stock shares					631,204
Related party loans					$ 101,450	177,470	338,470	201,500
Net proceeds from issuance of convertible notes					805,500	100,000	429,500	475,000
Proceeds from issuance of notes payable					73,500		148,510
Proceeds to retire convertible notes payable face value			$ 1,751,750		1,751,750		143,000
Convertible promissory note [Member]
Going Concern Matters and Liquidity (Textual)
Proceeds from sale of common stock							400,000
Net proceeds from issuance of convertible notes							120,000
HLYK [Member]
Going Concern Matters and Liquidity (Textual)
Proceeds from sale of common stock					$ 327,818		$ 27,640
Sale of common stock shares					1,856,480		222,588
Investor agreed to purchase of common stock		$ 3,000,000
Proceeds to retire convertible notes payable face value							$ 1,078,500
Subsequent Events [Member]
Going Concern Matters and Liquidity (Textual)
Proceeds from issuance private placement of common stock and warrants	$ 2,000,000
Issuance of common stock	3,900,000
Prefund warrants to purchase shares of common stock	4,100,000
Warrants to purchase shares of common stock	8,000,000